CONVERTIBLE NOTES PAYABLE, UNSECURED (Details Narrative) - USD ($)				1 Months Ended						3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 12, 2024	Jan. 31, 2023	Jul. 31, 2022	Jan. 31, 2024	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Jan. 31, 2023	Jul. 31, 2022	Mar. 31, 2024	May 31, 2023	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022	May 12, 2024	Feb. 14, 2024	Nov. 30, 2023	Nov. 06, 2020
Short-Term Debt [Line Items]
Amortization of debt discount premium													$ 2,310,860	$ 302,049
Prefunded Warrants [Member]
Short-Term Debt [Line Items]
Prefunded warrants	$ 0.001			$ 0.001
Shares issued				300,073
The Second Offering [Member]
Short-Term Debt [Line Items]
Payment of financing and stock issuance costs		$ 31,000						$ 31,000
Third Closing Notes [Member]
Short-Term Debt [Line Items]
Payment of financing and stock issuance costs											$ 5,000
Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding			$ 1,470,000						$ 1,470,000
Shares issued		9,598									10,608
Shares issued, value		$ 26,000	315,000								$ 18,000
Payment of financing and stock issuance costs			555,414
Securities Purchase Agreement [Member] | Prefunded Warrants [Member]
Short-Term Debt [Line Items]
Shares issued	9,782
Fair value of prefunded warrants	$ 148,891
Securities Purchase Agreement [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Payment of financing and stock issuance costs			$ 271,000
Second Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants		127,968						127,968
Prefunded warrants		$ 9.94						$ 9.94
Warrants and rights outstanding, term		5 years						5 years
Warrants and rights outstanding		$ 256,000						$ 256,000
Placement Agent Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants		6,565	31,510					6,565	31,510
Prefunded warrants		$ 10.06	$ 10.06					$ 10.06	$ 10.06
Warrants and rights outstanding, term		5 years	5 years					5 years	5 years
Warrants and rights outstanding		$ 13,000						$ 13,000
Third Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants	130,383				141,396						141,396
Prefunded warrants	$ 9.94				$ 9.94						$ 9.94
Warrants and rights outstanding, term	5 years				5 years						5 years
Warrants and rights outstanding					$ 164,000						$ 164,000
Series 2 Notes Converted To Senior Secured Convertible Notes [Member]
Short-Term Debt [Line Items]
Unsecured convertible promissory notes									$ 699,781
Maturity date									Jan. 06, 2024
Series 2 Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt instrument face amount			$ 600,000						$ 600,000									$ 1,050,000
Accrued interest			99,781						99,781
Interest rate																		10.00%
Long term debt, gross													450,000	450,000
Net Balance													450,000	1,000,000			$ 450,000
Notes 2022 [Member]
Short-Term Debt [Line Items]
Debt instrument face amount			$ 4,230,000						$ 4,230,000
Interest rate			10.00%						10.00%							95.00%
Maturity date									Jun. 30, 2024
Conversiion price			$ 9.14						$ 9.14							$ 0.50
Debt instrument, unamortized discount			$ 705,000						$ 705,000
Debt discount													(710,897)	(2,567,508)
Amortization of debt discount premium										(46,965)		(710,897)	1,857,000
Long term debt, gross										4,211,720		4,211,720	4,230,000	4,230,000
Net Balance										4,211,720		4,211,720	3,519,103	1,662,492
Unamortized discount										$ 0		$ 0	0
Notes 2022 [Member] | Prefunded Warrants [Member]
Short-Term Debt [Line Items]
Prefunded warrants																0.000125
Notes 2022 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Prefunded warrants																$ 0.50
Unsecured Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	$ 648,000	$ 636,000			$ 703,000	$ 703,000	$ 703,000	$ 636,000			$ 703,000
Interest rate	10.00%	10.00%			10.00%			10.00%			10.00%
Maturity date					Jun. 30, 2024
Conversiion price		$ 9.14			$ 9.14			$ 9.14			$ 9.14				$ 9.14
Proceeds from convertible debt	$ 450,000				$ 488,000	488,000	488,000	$ 530,000
Debt instrument, unamortized discount	$ 198,000	$ 106,000			215,000	$ 215,000	$ 215,000	$ 106,000			$ 215,000
Second and Third Closing Notes [Member]
Short-Term Debt [Line Items]
Debt instrument, unamortized discount					321,000						321,000			380,000
Warrants and rights outstanding					433,000						433,000
Shares issued, value					44,000
Payment of financing and stock issuance costs					36,000
Debt discount					$ 834,000						$ 834,000
Amortization of debt discount premium													$ 454,000
Long term debt, gross														2,039,000
Net Balance														$ 1,659,000